CCA Investments Trust

CCA Core Return Fund

CCA Aggressive Return Fund

Incorporated herein by reference is the definitive version of the prospectus for the CCA Investments Trust filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 10, 2014 (SEC Accession No. 0001162044-14-000399).